Summary of Significant Accounting Policies - Schedule of Anti-dilutive Basic and Diluted Earnings Per Share (Details) (10-K) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Earnings Per Share	512,410,639
Convertible Notes [Member]
Antidilutive Earnings Per Share	20,577,778	4,278,258	3,267,291
Warrants [Member]
Antidilutive Earnings Per Share	330,504,870	1,873,684	67,204
Stock Options [Member]
Antidilutive Earnings Per Share	11,327,991	377,227	166,385